Borrowings - Summary of Repurchase Agreements Accounted for as Secured Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Abstract]
Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 39,637	$ 48,866
Repurchase agreements	$ 39,480	$ 48,742